Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Tax Expense

	2021	2020	2019
	RMB	RMB	RMB
Current taxes	33,822	14,922	32,714
Deferred taxes (Note 3 2 )	9,685	7,666	3,485

	43,507	22,588	36,199

Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group as follows:

	2021	2020	2019
	RMB	RMB	RMB
Profit before income tax expense	158,203	56,073	103,214

Tax calculated at a tax rate of 25%	39,551	14,018	25,804
Tax return true-up	(256)	256	691
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	2,692	1,522	6,112
Effect of preferential tax rate	(8,603)	(1,312)	(5,529)
Tax effect of income not subject to tax	(10,305)	(3,612)	(3,767)
Tax effect of expenses not deductible for tax purposes	15,789	5,455	4,479
Tax effect of temporary differences and losses not recognized as deferred tax assets	4,639	6,261	8,409

Income tax expense	43,507	22,588	36,199